Note 8 - Stockholders' Deficit (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Allocated Share-based Compensation Expense	$ 1,086,000	$ 45,000	$ 1,492,000	$ 209,000	$ 255,000	$ 40,000
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	225,000	16,000	256,000	80,000	96,000	13,000
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 861,000	$ 29,000	$ 1,236,000	$ 129,000	$ 159,000	$ 27,000